Document and Entity Information	Feb. 22, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 22, 2022
Entity Registrant Name	KINETIK HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38048
Entity Tax Identification Number	81-4675947
Entity Address, Address Line One	2700 Post Oak Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	621-7330
Entity Information, Former Legal or Registered Name	Altus Midstream Company
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value
Trading Symbol	KNTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001692787
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	One Post Oak Central
Entity Address, Address Line Two	2000 Post Oak Boulevard
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056